FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2003

                 Check here if Amendment [ ] Amendment Number:

                        This Amendment (Check only one):

                              [ ] is a restatement
                          [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:          Lumina Foundation for Education, Inc.
Address:       30 South Meridian Street
               Indianapolis, Indiana  46204-3503

13F File Number:  None

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   J. David Maas
Title:  Senior Vice President and Chief Financial Officer
Phone:  317 951-5511

Signature, Place, and Date of Signing:

/s/ J. David Maas
--------------------------       Indianapolis, Indiana
                                 May 14, 2003

Report Type     (Check only one)
                [X]   13F HOLDINGS REPORT
                [ ]   13F NOTICE
                [ ]   13F COMBINATION REPORT


                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     1
Form 13F Information Table Value Total:     $15,139 (in thousands)
List of Other Included Managers:            NONE

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
                                                FORM 13F INFORMATION TABLE
                                                --------------------------

                                                                                                       Voting Authority
                                                                                                       ----------------
                                               Value       SHARES/       Investment     Other
Name of Issuer    Title of Class    CUSIP    (X $1000)      PRN          Discretion    Managers      Sole   Shared   None
--------------    --------------    -----    ---------     -------       ----------    --------      ----   ------   ----
Russell 2000         iShares      464287648   $15,139     395,800           Sole         None       395,800
Growth Index                                                 SH
Fund

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